Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset retirement obligations
Balance at January 1	$ 1,224,718	$ 1,159,063
Acquisitions	46,190
Additions	6,451	5,431
Dispositions	(111,364)
Changes in estimated abandonment timing and costs	75,097	(32,606)
Obligations settled	(62,486)	(55,334)
Accretion	71,629	66,179
Accretion	75,864	74,541
Changes in rates	(357,069)	55,081
Foreign exchange	62,335	18,542
Long-term portion of asset retirement obligations	905,232	1,171,130
Current portion of asset retirement obligations	54,504	53,588
Balance at December 31	$ 959,736	$ 1,224,718